UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22786

Investment Company Act File Number

Multisector Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Multisector Income Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 22.2%

Security	Principal Amount* (000’s omitted)		Value
Auto Manufacturers — 2.3%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$11,695,260

			$11,695,260

Banks — 2.6%
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$8,877,272
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	6,095	4,654,587

			$13,531,859

Chemicals — 0.6%
CF Industries, Inc., 3.45%, 6/1/23		1,630	$1,548,500
CF Industries, Inc., 4.95%, 6/1/43		1,895	1,624,963

			$3,173,463

Commercial Services — 0.3%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,682,525

			$1,682,525

Computers — 1.1%
Seagate HDD Cayman, 4.875%, 6/1/27		5,951	$5,698,195
Seagate HDD Cayman, 5.75%, 12/1/34		93	86,139

			$5,784,334

Diversified Financial Services — 3.7%
Jefferies Finance, LLC/JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)(2)		688	$691,440
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)		10,645	10,139,362
OM Asset Management PLC, 4.80%, 7/27/26		8,015	8,236,743

			$19,067,545

Home Builders — 2.1%
CalAtlantic Group, Inc., 5.00%, 6/15/27		1,400	$1,424,500
MDC Holdings, Inc., 6.00%, 1/15/43		9,914	9,529,833

			$10,954,333

Mining — 1.4%
Freeport-McMoRan, Inc., 5.45%, 3/15/43		8,106	$7,498,050

			$7,498,050

Oil & Gas — 2.4%
Hess Corp., 4.30%, 4/1/27		2,720	$2,706,732
Nabors Industries, Inc., 5.10%, 9/15/23		1,685	1,604,962
Nabors Industries, Inc., 5.50%, 1/15/23		1,130	1,077,342
Rowan Cos., Inc., 5.40%, 12/1/42		9,894	7,222,620

			$12,611,656

Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates, L.P., 4.60%, 10/15/24		7,235	$6,754,813

			$6,754,813

Security	Principal Amount* (000’s omitted)		Value
Retail — 4.4%
JC Penney Corp., Inc., 6.375%, 10/15/36		3,000	$2,235,000
L Brands, Inc., 6.75%, 7/1/36		1,520	1,451,600
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		10,900	8,652,289
Signet UK Finance PLC, 4.70%, 6/15/24		10,964	10,803,992

			$23,142,881

Total Corporate Bonds & Notes (identified cost $110,871,415)			$115,896,719

Foreign Corporate Bonds — 19.9%

Security	Principal Amount* (000’s omitted)		Value
Airlines — 0.2%
Latam Finance, Ltd., 6.875%, 4/11/24(1)		1,150	$1,182,200

			$1,182,200

Banks — 1.6%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(3)	AUD	9,450	$7,761,527
Banco Mercantil del Norte S.A. / Grand Cayman, 7.625% to 1/6/28(1)(4)(5)		610	643,733

			$8,405,260

Diversified Financial Services — 1.1%
Banco BTG Pactual S.A. / Cayman Islands, 5.75%, 9/28/22(1)		3,578	$3,180,842
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)		2,680	2,730,920

			$5,911,762

Electric — 2.3%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)		6,135	$6,342,056
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)		5,411	5,473,227

			$11,815,283

Foods — 1.6%
ESAL GmbH, 6.25%, 2/5/23(1)		8,730	$8,271,675

			$8,271,675

Forest Products & Paper — 1.0%
Suzano Austria GmbH, 7.00%, 3/16/47(1)		4,634	$4,923,625

			$4,923,625

Miscellaneous Manufacturing — 1.8%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$9,201,100

			$9,201,100

Oil & Gas — 5.1%
Ecopetrol S.A., 5.875%, 5/28/45		9,158	$8,628,668
Ensco PLC, 5.20%, 3/15/25		7,682	6,145,600
Petrobras Global Finance B.V., 5.625%, 5/20/43		11,000	9,427,000
Raizen Fuels Finance S.A., 5.30%, 1/20/27(1)		2,220	2,286,600

			$26,487,868

Telecommunications — 4.1%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$12,508,799
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)(6)		25,100	9,036,000

			$21,544,799

Security	Principal Amount* (000’s omitted)		Value
Transportation — 1.1%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)		3,060	$3,106,778
JSL Europe S.A., 7.75%, 7/26/24(1)		2,660	2,663,325

			$5,770,103

Total Foreign Corporate Bonds (identified cost $116,636,863)			$103,513,675

Foreign Government Bonds — 22.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.5%
Republic of Argentina, 7.82%, 12/31/33	EUR	2,271	$2,828,454

			$2,828,454

Australia — 2.8%
Queensland Treasury Corp., 5.50%, 6/21/21(3)	AUD	16,110	$14,445,863

			$14,445,863

Brazil — 2.2%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	35,500	$11,508,541

			$11,508,541

Canada — 7.8%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	17,620	$13,821,684
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	15,325	13,192,222
Canadian Government Bond, 0.75%, 3/1/21	CAD	17,415	13,604,722

			$40,618,628

Mexico — 2.7%
Mexican Bonos, 7.75%, 5/29/31	MXN	238,690	$14,290,294

			$14,290,294

Norway — 1.3%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,484,389

			$6,484,389

Supranational — 4.8%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	71,560,000	$5,476,537
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	10,340	7,943,337
International Finance Corp., 6.30%, 11/25/24	INR	420,000	6,652,991
International Finance Corp., 6.45%, 10/30/18	INR	318,500	5,033,001

			$25,105,866

Total Foreign Government Bonds (identified cost $110,350,231)			$115,282,035

Convertible Bonds — 2.0%

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 2.0%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 3.50%, 3/1/21(1)(7)	$3,619	$3,692,791
Ensco Jersey Finance, Ltd., 3.00%, 1/31/24(1)	1,590	1,262,063
Nabors Industries, Inc., 0.75%, 1/15/24(1)	6,700	5,288,812

Total Convertible Bonds (identified cost $9,231,156)		$10,243,666

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$1,207	$1,237,693
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75%, 5/17/32(1)(8)	968	978,183

Total Asset-Backed Securities (identified cost $2,167,951)		$2,215,876

Commercial Mortgage-Backed Securities — 7.1%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(1)	$2,000	$1,631,783
COMM Mortgage Trust
Series 2014-CR21, Class D, 4.064%, 12/10/47(1)(9)	5,900	5,053,273
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.711%, 9/15/47(1)(9)	1,780	1,531,816
Series 2014-C23, Class D, 4.107%, 9/15/47(1)(9)	7,500	6,503,273
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.272%, 7/15/50(1)(9)	5,150	4,465,560
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(9)	3,685	2,783,804
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	3,386	2,586,359
Series 2015-C31, Class D, 3.852%, 11/15/48	4,900	3,815,675
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	8,400	6,100,369
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,025	2,697,600

Total Commercial Mortgage-Backed Securities (identified cost $35,660,655)		$37,169,512

Senior Floating-Rate Loans — 0.7%(10)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(11)
Education Management, LLC, Term Loan, 5.80%, Maturing 7/2/20(12)	$233	$165,248
Education Management, LLC, Term Loan, 8.80%, Maturing 7/2/20(12)	442	0

		$165,248

Health Care — 0.5%
BioClinica, Inc., Term Loan, 5.56%, Maturing 10/20/23	$2,738	$2,700,471

		$2,700,471

Retailers (Except Food and Drug) — 0.2%
Neiman Marcus Group Ltd., LLC, Term Loan, 4.47%, Maturing 10/25/20	$1,442	$1,079,301

		$1,079,301

Total Senior Floating-Rate Loans (identified cost $4,708,306)		$3,945,020

Common Stocks — 7.3%

Security	Shares	Value
Banks — 0.5%
Regions Financial Corp.	191,728	$2,799,229

		$2,799,229

Business Equipment and Services — 0.0%
Education Management Corp.(12)(13)(14)	2,788,966	$0

		$0

Electronics — 0.5%
Corning, Inc.	88,391	$2,575,714

		$2,575,714

Home Builders — 1.1%
CalAtlantic Group, Inc.	74,630	$2,619,513
Lennar Corp., Class A	56,512	2,963,489

		$5,583,002

Mining — 0.9%
Cliffs Natural Resources, Inc.(14)	308,263	$2,379,790
Freeport-McMoRan, Inc.(14)	151,142	2,209,696

		$4,589,486

Miscellaneous Manufacturing — 0.6%
Ingersoll-Rand PLC	24,650	$2,166,242
Toshiba Corp.(14)	332,000	753,319

		$2,919,561

Oil & Gas — 2.2%
Frontera Energy Corp.(14)	125,960	$3,476,496
Permian Resources, LLC(12)(14)	11,719,991	3,984,797
Royal Dutch Shell PLC, Class B, ADR	72,926	4,219,498

		$11,680,791

Security	Shares	Value
Retail — 0.2%
Signet Jewelers, Ltd.	12,300	$752,268

		$752,268

Semiconductors — 0.6%
Intel Corp.	51,983	$1,843,837
QUALCOMM, Inc.	26,300	1,398,897

		$3,242,734

Transportation — 0.7%
A.P. Moller - Maersk A/S, Class B	1,735	$3,787,226

		$3,787,226

Total Common Stocks (identified cost $59,606,660)		$37,930,011

Convertible Preferred Stocks — 3.4%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(12)(13)(14)	3,103	$0

		$0

Diversified Financial Services — 0.6%
AMG Capital Trust II, 5.15%	46,300	$2,830,087

		$2,830,087

Oil & Gas — 1.7%
Chesapeake Energy Corp., 5.75%	14,865	$8,844,675

		$8,844,675

Real Estate Investment Trusts (REITs) — 1.1%
iStar, Inc., Series J, 4.50%	115,195	$5,827,715

		$5,827,715

Total Convertible Preferred Stocks (identified cost $23,599,164)		$17,502,477

Preferred Stocks — 0.0%(11)

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.0%(11)
CBL & Associates Properties, Inc., Series D, 7.375%	3,150	$75,631

Total Preferred Stocks (identified cost $72,922)		$75,631

Warrants — 0.0%

Security	Shares	Value
Oil & Gas — 0.0%
Permian Resources, LLC, Exp. 5/2/22 (12)(14)	1,938,645	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 13.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(15)	67,532,095	$67,545,601

Total Short-Term Investments (identified cost $67,553,004)		$67,545,601

Total Investments — 98.1% (identified cost $540,458,327)		$511,320,223

Other Assets, Less Liabilities — 1.9%		$9,958,234

Net Assets — 100.0%		$521,278,457

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $148,176,705 or 28.4% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $22,207,390 or 4.3% of the Portfolio’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2017.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	Amount is less than 0.05%.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $415,326.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	54.9%	$286,433,574
Brazil	9.8	51,297,608
Canada	9.6	49,819,728
Mexico	7.0	36,515,802
Supranational	4.8	25,105,866
Australia	4.3	22,207,390
Colombia	2.3	12,105,164
Denmark	1.3	6,894,004
Norway	1.3	6,484,389
Trinidad and Tobago	1.1	5,473,227
Netherlands	0.8	4,219,498
Argentina	0.5	2,828,454
Chile	0.2	1,182,200
Japan	0.2	753,319

Total Investments	98.1%	$511,320,223

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	66.4%	$346,000,198
Canadian Dollar	7.8	40,618,628
Australian Dollar	6.5	33,902,650
New Zealand Dollar	5.4	27,959,585
Mexican Peso	5.1	26,799,093
Indian Rupee	2.2	11,685,992
Brazilian Real	2.2	11,508,541
Indonesian Rupiah	1.1	5,476,537
Other currency, less than 1% each	1.4	7,368,999

Total Investments	98.1%	$511,320,223

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	804,598	JPY 89,108,800	Bank of America, N.A.	10/31/17	$—	$(7,044)

Abbreviations:

ADR	-	American Depositary Receipt

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JPY	-	Japanese Yen

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against the risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $7,044.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$541,802,159

Gross unrealized appreciation	$23,345,097
Gross unrealized depreciation	(53,827,033)

Net unrealized depreciation	$(30,481,936)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$115,896,719	$—	$115,896,719
Foreign Corporate Bonds	—	103,513,675	—	103,513,675
Foreign Government Bonds	—	115,282,035	—	115,282,035
Convertible Bonds	—	10,243,666	—	10,243,666
Asset-Backed Securities	—	2,215,876	—	2,215,876
Commercial Mortgage-Backed Securities	—	37,169,512	—	37,169,512
Senior Floating-Rate Loans	—	3,779,772	165,248	3,945,020
Common Stocks	29,404,669	4,540,545 **	3,984,797	37,930,011
Convertible Preferred Stocks	2,830,087	14,672,390	0	17,502,477
Preferred Stocks	75,631	—	—	75,631
Warrants	—	—	0	0
Short-Term Investments	—	67,545,601	—	67,545,601
Total Investments	$32,310,387	$474,859,791	$4,150,045	$511,320,223

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,044)	$—	$(7,044)
Total	$—	$(7,044)	$—	$(7,044)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multisector Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017